Transactions with Related Parties - Backstop Agreement (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Backstop agreement	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. Please see Note 16: Subsequent Events.
Minimum | Nave Celeste
Related Party Transaction [Line Items]
Charter out rate per day	$ 35,000
Minimum | Shinyo Ocean
Related Party Transaction [Line Items]
Charter out rate per day	38,400
Minimum | Shinyo Kannika
Related Party Transaction [Line Items]
Charter out rate per day	$ 38,025